Derivative Instruments (Call Spread) (Details) - Subsidiaries [Member] - Call Spread [Member] $ in Millions	Dec. 31, 2017 USD ($) $ / option
Citibank S.A. [Member]
Derivative [Line Items]
Notional Amount | $	$ 50.0
Citibank S.A. [Member] | Written [Member]
Derivative [Line Items]
Strike price (in usd per option)	4.49
Citibank S.A. [Member] | Bought [Member]
Derivative [Line Items]
Strike price (in usd per option)	3.11
JP Morgan S.A. [Member]
Derivative [Line Items]
Notional Amount | $	$ 50.0
JP Morgan S.A. [Member] | Written [Member]
Derivative [Line Items]
Strike price (in usd per option)	5.20
JP Morgan S.A. [Member] | Bought [Member]
Derivative [Line Items]
Strike price (in usd per option)	3.13